Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax [Line Items]
Net Valuation Allownce Change	$ 4.5	$ 2.0
Net Operating Loss carry forward	$ 156.0
Domestic Tax Authority | Minimum
Income Tax [Line Items]
NOL Carry forward expiry date	2024
Domestic Tax Authority | Maximum
Income Tax [Line Items]
NOL Carry forward expiry date	2032
State and Local Jurisdiction | Minimum
Income Tax [Line Items]
NOL Carry forward expiry date	2014
State and Local Jurisdiction | Maximum
Income Tax [Line Items]
NOL Carry forward expiry date	2032